Intangible Assets (Schedule of Change in Book Value of Nonamortizable Intangible Assets) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022
Indefinite-lived Intangible Assets [Line Items]
Indefinite-Lived Intangible Assets	$ 31,233	$ 31,458
Goodwill [Member]
Indefinite-lived Intangible Assets [Line Items]
Indefinite-Lived Intangible Assets	17,534	17,728	$ 18,202
Goodwill and Indefinite-lived Intangible Assets, Acquired (Divested) During Period	162	38
Goodwill and Indefinite-lived Intangible Assets, Translation and Purchase Accounting Adjustments	(356)	(222)
Goodwill and Indefinite-lived Intangible Assets, Impairment		290
Goodwill [Member] | PepsiCo Foods North America [Member]
Indefinite-lived Intangible Assets [Line Items]
Indefinite-Lived Intangible Assets	791	642	640
Goodwill and Indefinite-lived Intangible Assets, Acquired (Divested) During Period	159	0
Goodwill and Indefinite-lived Intangible Assets, Translation and Purchase Accounting Adjustments	(10)	2
Goodwill and Indefinite-lived Intangible Assets, Impairment		0
Goodwill [Member] | PepsiCo Beverages North America [Member]
Indefinite-lived Intangible Assets [Line Items]
Indefinite-Lived Intangible Assets	11,925	11,961	11,947
Goodwill and Indefinite-lived Intangible Assets, Acquired (Divested) During Period	0	4
Goodwill and Indefinite-lived Intangible Assets, Translation and Purchase Accounting Adjustments	(36)	10
Goodwill and Indefinite-lived Intangible Assets, Impairment		0
Goodwill [Member] | International Beverage Franchise [Member]
Indefinite-lived Intangible Assets [Line Items]
Indefinite-Lived Intangible Assets	1,918	1,986	2,336
Goodwill and Indefinite-lived Intangible Assets, Acquired (Divested) During Period	0	0
Goodwill and Indefinite-lived Intangible Assets, Translation and Purchase Accounting Adjustments	(68)	(60)
Goodwill and Indefinite-lived Intangible Assets, Impairment		290
Goodwill [Member] | Asia Pacific Foods (Segment) [Member]
Indefinite-lived Intangible Assets [Line Items]
Indefinite-Lived Intangible Assets	352	364	374
Goodwill and Indefinite-lived Intangible Assets, Acquired (Divested) During Period	3	0
Goodwill and Indefinite-lived Intangible Assets, Translation and Purchase Accounting Adjustments	(15)	(10)
Goodwill and Indefinite-lived Intangible Assets, Impairment		0
Goodwill [Member] | Europe, Middle East & Africa (Segment) [Member]
Indefinite-lived Intangible Assets [Line Items]
Indefinite-Lived Intangible Assets	2,194	2,382	2,532
Goodwill and Indefinite-lived Intangible Assets, Acquired (Divested) During Period	0	34
Goodwill and Indefinite-lived Intangible Assets, Translation and Purchase Accounting Adjustments	(188)	(184)
Goodwill and Indefinite-lived Intangible Assets, Impairment		0
Goodwill [Member] | Latin America Foods (Segment) [Member]
Indefinite-lived Intangible Assets [Line Items]
Indefinite-Lived Intangible Assets	354	393	$ 373
Goodwill and Indefinite-lived Intangible Assets, Acquired (Divested) During Period	0	0
Goodwill and Indefinite-lived Intangible Assets, Translation and Purchase Accounting Adjustments	(39)	20
Goodwill and Indefinite-lived Intangible Assets, Impairment		0
Reacquired Franchise Rights
Indefinite-lived Intangible Assets [Line Items]
Indefinite-Lived Intangible Assets	7,437	7,533
Brands [Member]
Indefinite-lived Intangible Assets [Line Items]
Indefinite-Lived Intangible Assets	4,404	4,306
Acquired Franchise Rights
Indefinite-lived Intangible Assets [Line Items]
Indefinite-Lived Intangible Assets	$ 1,858	$ 1,891